Financial liabilities - Summary of Long Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of long term borrowings [Line Items]
Total	¥ 13,447,575	¥ 11,434,219	¥ 11,342,315
Long-term debt [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	20,718,142	15,237,740	14,785,662
Less - Current portion due within one year	(7,584,337)	(4,568,140)	(4,247,655)
Total	13,133,804	10,669,599	10,538,007
Long-term debt [Member] | Unsecured loans (principally from bank) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	5,582,426	3,713,230	3,440,815
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	3,233,353	1,983,976	1,840,204
Long-term debt [Member] | Consolidated subsidiaries [Member] | Medium-term notes [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	9,209,453	7,442,590	7,372,550
Long-term debt [Member] | Consolidated subsidiaries [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	1,495,976	1,412,412	1,566,994
Long-term debt [Member] | Consolidated subsidiaries [Member] | Secured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	34,996	34,626	53,120
Long-term debt [Member] | Parent [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	¥ 1,161,938	¥ 650,905	¥ 511,980